Financial instruments - maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Assets	£ 340,843	£ 316,476	£ 302,430
Liabilities	324,476	300,476	£ 287,263
Bank
Financial instruments
Assets	259,717	228,921
Liabilities	244,362	213,624
Cash and balances at central banks
Financial instruments
Assets	35,799	2,567
Cash and balances at central banks | Bank
Financial instruments
Assets	34,763	1,198
Loans and advances to banks
Financial instruments
Assets	79,845	97,152
Loans and advances to banks | Bank
Financial instruments
Assets	55,788	64,603
Loans and advances to customers
Financial instruments
Assets	191,889	177,065
Loans and advances to customers | Bank
Financial instruments
Assets	160,679	150,147
Debt securities
Financial instruments
Assets	1,612	4,463
Debt securities | Bank
Financial instruments
Assets	1,059
Equity shares
Financial instruments
Assets	43	87
Equity shares | Bank
Financial instruments
Assets	7	11
Settlement balances
Financial instruments
Assets	3	1,693
Settlement balances | Bank
Financial instruments
Assets		119
Derivatives
Financial instruments
Assets	2,315	3,904
Derivatives | Bank
Financial instruments
Assets	2,277	3,082
Deposits by banks
Financial instruments
Liabilities	53,847	20,045
Deposits by banks | Bank
Financial instruments
Liabilities	32,465	9,208
Customer accounts
Financial instruments
Liabilities	233,372	233,939
Customer accounts | Bank
Financial instruments
Liabilities	201,150	192,490
Debt securities in issue
Financial instruments
Liabilities	396	301
Settlement balances and short positions
Financial instruments
Liabilities	4	6,344
Settlement balances and short positions | Bank
Financial instruments
Liabilities		86
Derivatives
Financial instruments
Liabilities	3,178	4,654
Derivatives | Bank
Financial instruments
Liabilities	3,117	3,938
Subordinated liabilities
Financial instruments
Liabilities	5,755	7,295
Subordinated liabilities | Bank
Financial instruments
Liabilities	5,640	5,890
Within 1 year | Cash and balances at central banks
Financial instruments
Assets	35,799	2,567
Within 1 year | Cash and balances at central banks | Bank
Financial instruments
Assets	34,763	1,198
Within 1 year | Loans and advances to banks
Financial instruments
Assets	65,132	86,817
Within 1 year | Loans and advances to banks | Bank
Financial instruments
Assets	48,452	60,767
Within 1 year | Loans and advances to customers
Financial instruments
Assets	41,947	43,619
Within 1 year | Loans and advances to customers | Bank
Financial instruments
Assets	26,648	26,718
Within 1 year | Debt securities
Financial instruments
Assets	433	703
Within 1 year | Settlement balances
Financial instruments
Assets	3	1,693
Within 1 year | Settlement balances | Bank
Financial instruments
Assets		119
Within 1 year | Derivatives
Financial instruments
Assets	217	597
Within 1 year | Derivatives | Bank
Financial instruments
Assets	209	436
Within 1 year | Deposits by banks
Financial instruments
Liabilities	31,634	15,792
Within 1 year | Deposits by banks | Bank
Financial instruments
Liabilities	13,882	7,620
Within 1 year | Customer accounts
Financial instruments
Liabilities	225,457	229,135
Within 1 year | Customer accounts | Bank
Financial instruments
Liabilities	193,274	187,750
Within 1 year | Settlement balances and short positions
Financial instruments
Liabilities	4	2,284
Within 1 year | Settlement balances and short positions | Bank
Financial instruments
Liabilities		86
Within 1 year | Derivatives
Financial instruments
Liabilities	228	506
Within 1 year | Derivatives | Bank
Financial instruments
Liabilities	217	429
Within 1 year | Subordinated liabilities
Financial instruments
Liabilities	21	369
Within 1 year | Subordinated liabilities | Bank
Financial instruments
Liabilities	21	25
More than 1 year | Loans and advances to banks
Financial instruments
Assets	14,713	10,335
More than 1 year | Loans and advances to banks | Bank
Financial instruments
Assets	7,336	3,836
More than 1 year | Loans and advances to customers
Financial instruments
Assets	149,942	133,446
More than 1 year | Loans and advances to customers | Bank
Financial instruments
Assets	134,031	123,429
More than 1 year | Debt securities
Financial instruments
Assets	1,179	3,760
More than 1 year | Debt securities | Bank
Financial instruments
Assets	1,059
More than 1 year | Equity shares
Financial instruments
Assets	43	87
More than 1 year | Equity shares | Bank
Financial instruments
Assets	7	11
More than 1 year | Derivatives
Financial instruments
Assets	2,098	3,307
More than 1 year | Derivatives | Bank
Financial instruments
Assets	2,068	2,646
More than 1 year | Deposits by banks
Financial instruments
Liabilities	22,213	4,253
More than 1 year | Deposits by banks | Bank
Financial instruments
Liabilities	18,583	1,588
More than 1 year | Customer accounts
Financial instruments
Liabilities	7,915	4,804
More than 1 year | Customer accounts | Bank
Financial instruments
Liabilities	7,876	4,740
More than 1 year | Debt securities in issue
Financial instruments
Liabilities	396	301
More than 1 year | Settlement balances and short positions
Financial instruments
Liabilities		4,060
More than 1 year | Derivatives
Financial instruments
Liabilities	2,950	4,148
More than 1 year | Derivatives | Bank
Financial instruments
Liabilities	2,900	3,509
More than 1 year | Subordinated liabilities
Financial instruments
Liabilities	5,734	6,926
More than 1 year | Subordinated liabilities | Bank
Financial instruments
Liabilities	£ 5,619	£ 5,865